Change of control	12 Months Ended
Dec. 31, 2021
Change Of Control
Change of control

Note	39 | Change of control

On December 28, 2020, Pampa Energía S.A., the holder of 100% of edenor’s Class A shares, representing 51% of edenor‘s share capital, entered into a share purchase and sale agreement, as the seller, with Empresa de Energía del Cono Sur S.A.

By virtue of such agreement, Pampa Energía S.A. agreed, subject to certain conditions precedent such as the approval of both its shareholders’ meeting and the ENRE, to sell control of edenor by transferring all the Class A Shares and votes in edenor.

In this regard, on February 17, 2021, the Shareholders’ meeting of Pampa Energía approved the referred to transaction.

On June 23, 2021, by means of Resolution No. 207/2021, the ENRE authorized Pampa Energía S.A. to transfer all the Class A shares, representing 51% of the Company’s share capital and votes, to Empresa de Energía del Cono Sur S.A. in accordance with the share purchase and sale agreement entered into on December 28, 2020.

The transfer of all the Class A shares, representing 51% of the Company’s share capital and votes owned by Pampa Energía S.A., in favor of Empresa de Energía del Cono Sur S.A. was completed shortly afterwards on June 30, 2021.

Within this context, after the aforementioned transfer, the Class A Directors tendered resignation; therefore, to fill the vacancies, the Company’s Supervisory Committee appointed Messrs. Neil A. Bleasdale (Chairman), Esteban Macek (Vice-Chairman); Nicolás Mallo Huergo, Eduardo Vila, Edgardo Volosin, Federico Zin and Mariano C. Lucero as Directors and Messrs. Hugo Quevedo, Mariano C. Libarona, Daniel O. Seppacuercia, Diego Hernán Pino, Sebastián Álvarez and María Teresa Grieco as Alternate Directors.

Finally, as required by the regulations in effect and within the time periods set forth therein, Empresa de Energía del Cono Sur S.A. will announce the launching of a mandatory Public Tender Offer to all the holders of Class B and Class C common shares issued by the Company, including the holders of ADS in respect of the underlying Class B common shares, in accordance with the provisions of General Resolution No. 779/2018 of the National Securities Commission.